As filed with the Securities and Exchange Commission on October 15, 2018

File No. 033-58041

File No. 811-07257

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 108  ☒

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 109  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Title of Securities Being Registered...Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)

☐  on [date] pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on [date] pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 108 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of October, 2018.

SEI INSTITUTIONAL INVESTMENTS TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	October 15, 2018
William M. Doran

*	Trustee	October 15, 2018
George J. Sullivan, Jr.

*	Trustee	October 15, 2018
Nina Lesavoy

*	Trustee	October 15, 2018
James M. Williams

*	Trustee	October 15, 2018
Mitchell A. Johnson

*	Trustee	October 15, 2018
Hubert L. Harris, Jr.

*	Trustee	October 15, 2018
Susan C. Cote

*	Trustee	October 15, 2018
James B. Taylor

/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	October 15, 2018
Robert A. Nesher

/s/ James Hoffmayer	Controller & Chief Financial Officer	October 15, 2018
James Hoffmayer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Funds’ prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)